Construction in Progress - Summary of Construction in Progress (Detail) - CNY (¥) ¥ in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016
Disclosure of detailed information about property, plant and equipment [abstract]
Beginning balance	¥ 89,853	¥ 88,012
Additions	173,919	185,086
Transferred to property, plant and equipment	(185,660)	(183,245)
Ending balance	¥ 78,112	¥ 89,853